Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	American Funds Retirement Income Portfolio Series
Entity Central Index Key	0001640102
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
American Funds Retirement Income Portfolio — Conservative - Class A
Shareholder Report [Line Items]
Fund Name	American Funds® Retirement Income Portfolio — Conservative
Class Name	Class A
Trading Symbol	NAARX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Retirement Income Portfolio — Conservative (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 17	0.34% *
*Annualized.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.34%	[1]
Net Assets	$ 1,409,000,000
Holdings Count | Holding	11
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,409
Total number of portfolio holdings	11
Portfolio turnover rate	3%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Retirement Income Portfolio — Conservative - Class C
Shareholder Report [Line Items]
Fund Name	American Funds® Retirement Income Portfolio — Conservative
Class Name	Class C
Trading Symbol	NGCRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Retirement Income Portfolio — Conservative (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 53	1.05% *
*Annualized.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.05%	[1]
Net Assets	$ 1,409,000,000
Holdings Count | Holding	11
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,409
Total number of portfolio holdings	11
Portfolio turnover rate	3%

Holdings [Text Block]	Portfolio holdings by fu nd t ype (percent of net assets) *Less than 1%.
American Funds Retirement Income Portfolio — Conservative - Class T
Shareholder Report [Line Items]
Fund Name	American Funds® Retirement Income Portfolio — Conservative
Class Name	Class T
Trading Symbol	TFACX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Retirement Income Portfolio — Conservative (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 3	0.05% *
*Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%	[1]
Net Assets	$ 1,409,000,000
Holdings Count | Holding	11
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,409
Total number of portfolio holdings	11
Portfolio turnover rate	3%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Retirement Income Portfolio — Conservative - Class F-1
Shareholder Report [Line Items]
Fund Name	American Funds® Retirement Income Portfolio — Conservative
Class Name	Class F-1
Trading Symbol	FAFWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Retirement Income Portfolio — Conservative (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 19	0.37% *
*Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.37%	[1]
Net Assets	$ 1,409,000,000
Holdings Count | Holding	11
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,409
Total number of portfolio holdings	11
Portfolio turnover rate	3%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Retirement Income Portfolio — Conservative - Class F-2
Shareholder Report [Line Items]
Fund Name	American Funds® Retirement Income Portfolio — Conservative
Class Name	Class F-2
Trading Symbol	FDFWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Retirement Income Portfolio — Conservative (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 6	0.12% *
*Annualized.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%	[1]
Net Assets	$ 1,409,000,000
Holdings Count | Holding	11
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,409
Total number of portfolio holdings	11
Portfolio turnover rate	3%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Retirement Income Portfolio — Conservative - Class F-3
Shareholder Report [Line Items]
Fund Name	American Funds® Retirement Income Portfolio — Conservative
Class Name	Class F-3
Trading Symbol	FICWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Retirement Income Portfolio — Conservative (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 2	0.03% *
*Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.03%	[1]
Net Assets	$ 1,409,000,000
Holdings Count | Holding	11
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,409
Total number of portfolio holdings	11
Portfolio turnover rate	3%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Retirement Income Portfolio — Conservative - Class R-1
Shareholder Report [Line Items]
Fund Name	American Funds® Retirement Income Portfolio — Conservative
Class Name	Class R-1
Trading Symbol	RARPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Retirement Income Portfolio — Conservative (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R1. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 53	1.04% *
*Annualized.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.04%	[1]
Net Assets	$ 1,409,000,000
Holdings Count | Holding	11
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,409
Total number of portfolio holdings	11
Portfolio turnover rate	3%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Retirement Income Portfolio — Conservative - Class R-2
Shareholder Report [Line Items]
Fund Name	American Funds® Retirement Income Portfolio — Conservative
Class Name	Class R-2
Trading Symbol	RDRPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Retirement Income Portfolio — Conservative (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 50	0.98% *
*Annualized.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.98%	[1]
Net Assets	$ 1,409,000,000
Holdings Count | Holding	11
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,409
Total number of portfolio holdings	11
Portfolio turnover rate	3%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Retirement Income Portfolio — Conservative - Class R-2E
Shareholder Report [Line Items]
Fund Name	American Funds® Retirement Income Portfolio — Conservative
Class Name	Class R-2E
Trading Symbol	RGRPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Retirement Income Portfolio — Conservative (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2E. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2E
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 40	0.79% *
*Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%	[1]
Net Assets	$ 1,409,000,000
Holdings Count | Holding	11
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,409
Total number of portfolio holdings	11
Portfolio turnover rate	3%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Retirement Income Portfolio — Conservative - Class R-3
Shareholder Report [Line Items]
Fund Name	American Funds® Retirement Income Portfolio — Conservative
Class Name	Class R-3
Trading Symbol	RJRPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Retirement Income Portfolio — Conservative (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 34	0.68% *
*Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.68%	[1]
Net Assets	$ 1,409,000,000
Holdings Count | Holding	11
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,409
Total number of portfolio holdings	11
Portfolio turnover rate	3%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Retirement Income Portfolio — Conservative - Class R-4
Shareholder Report [Line Items]
Fund Name	American Funds® Retirement Income Portfolio — Conservative
Class Name	Class R-4
Trading Symbol	RMRPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Retirement Income Portfolio — Conservative (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R4. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R4
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 19	0.37% *
*Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.37%	[1]
Net Assets	$ 1,409,000,000
Holdings Count | Holding	11
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,409
Total number of portfolio holdings	11
Portfolio turnover rate	3%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Retirement Income Portfolio — Conservative - Class R-5E
Shareholder Report [Line Items]
Fund Name	American Funds® Retirement Income Portfolio — Conservative
Class Name	Class R-5E
Trading Symbol	RROPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Retirement Income Portfolio — Conservative (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5E. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5E
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 6	0.11% *
*Annualized.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.11%	[1]
Net Assets	$ 1,409,000,000
Holdings Count | Holding	11
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,409
Total number of portfolio holdings	11
Portfolio turnover rate	3%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Retirement Income Portfolio — Conservative - Class R-5
Shareholder Report [Line Items]
Fund Name	American Funds® Retirement Income Portfolio — Conservative
Class Name	Class R-5
Trading Symbol	RQRPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Retirement Income Portfolio — Conservative (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 4	0.08% *
*Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%	[1]
Net Assets	$ 1,409,000,000
Holdings Count | Holding	11
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,409
Total number of portfolio holdings	11
Portfolio turnover rate	3%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Retirement Income Portfolio — Conservative - Class R-6
Shareholder Report [Line Items]
Fund Name	American Funds® Retirement Income Portfolio — Conservative
Class Name	Class R-6
Trading Symbol	RTRPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Retirement Income Portfolio — Conservative (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 2	0.03% *
*Annua
lize
d.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.03%	[1]
Net Assets	$ 1,409,000,000
Holdings Count | Holding	11
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,409
Total number of portfolio holdings	11
Portfolio turnover rate	3%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Retirement Income Portfolio — Moderate - Class A
Shareholder Report [Line Items]
Fund Name	American Funds® Retirement Income Portfolio — Moderate
Class Name	Class A
Trading Symbol	NBARX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Retirement Income Portfolio — Moderate (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 17	0.33% *
*Annualized.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.33%	[1]
Net Assets	$ 1,722,000,000
Holdings Count | Holding	10
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,722
Total number of portfolio holdings	10
Portfolio turnover rate	3%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Retirement Income Portfolio — Moderate - Class C
Shareholder Report [Line Items]
Fund Name	American Funds® Retirement Income Portfolio — Moderate
Class Name	Class C
Trading Symbol	NBCRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Retirement Income Portfolio — Moderate (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 54	1.05% *
*Annualized.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.05%	[1]
Net Assets	$ 1,722,000,000
Holdings Count | Holding	10
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,722
Total number of portfolio holdings	10
Portfolio turnover rate	3%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Retirement Income Portfolio — Moderate - Class T
Shareholder Report [Line Items]
Fund Name	American Funds® Retirement Income Portfolio — Moderate
Class Name	Class T
Trading Symbol	TAFNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Retirement Income Portfolio — Moderate (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 2	0.04% *
*Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%	[1]
Net Assets	$ 1,722,000,000
Holdings Count | Holding	10
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,722
Total number of portfolio holdings	10
Portfolio turnover rate	3%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Retirement Income Portfolio — Moderate - Class F-1
Shareholder Report [Line Items]
Fund Name	American Funds® Retirement Income Portfolio — Moderate
Class Name	Class F-1
Trading Symbol	FBFWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Retirement Income Portfolio — Moderate (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 19	0.37% *
*Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.37%	[1]
Net Assets	$ 1,722,000,000
Holdings Count | Holding	10
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,722
Total number of portfolio holdings	10
Portfolio turnover rate	3%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Retirement Income Portfolio — Moderate - Class F-2
Shareholder Report [Line Items]
Fund Name	American Funds® Retirement Income Portfolio — Moderate
Class Name	Class F-2
Trading Symbol	FHFWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Retirement Income Portfolio — Moderate (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 6	0.11% *
*Annualized.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.11%	[1]
Net Assets	$ 1,722,000,000
Holdings Count | Holding	10
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,722
Total number of portfolio holdings	10
Portfolio turnover rate	3%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Retirement Income Portfolio — Moderate - Class F-3
Shareholder Report [Line Items]
Fund Name	American Funds® Retirement Income Portfolio — Moderate
Class Name	Class F-3
Trading Symbol	FIMWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Retirement Income Portfolio — Moderate (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 2	0.03% *
*Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.03%	[1]
Net Assets	$ 1,722,000,000
Holdings Count | Holding	10
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key fund s tatis tics
Fund net assets (in millions)	$ 1,722
Total number of portfolio holdings	10
Portfolio turnover rate	3%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Retirement Income Portfolio — Moderate - Class R-1
Shareholder Report [Line Items]
Fund Name	American Funds® Retirement Income Portfolio — Moderate
Class Name	Class R-1
Trading Symbol	RBRPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Retirement Income Portfolio — Moderate (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R1. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 53	1.03% *
*Annualized.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.03%	[1]
Net Assets	$ 1,722,000,000
Holdings Count | Holding	10
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,722
Total number of portfolio holdings	10
Portfolio turnover rate	3%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Retirement Income Portfolio — Moderate - Class R-2
Shareholder Report [Line Items]
Fund Name	American Funds® Retirement Income Portfolio — Moderate
Class Name	Class R-2
Trading Symbol	RERPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Retirement Income Portfolio — Moderate (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 49	0.96% *
*Annualized.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.96%	[1]
Net Assets	$ 1,722,000,000
Holdings Count | Holding	10
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,722
Total number of portfolio holdings	10
Portfolio turnover rate	3%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Retirement Income Portfolio — Moderate - Class R-2E
Shareholder Report [Line Items]
Fund Name	American Funds® Retirement Income Portfolio — Moderate
Class Name	Class R-2E
Trading Symbol	RHRPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Retirement Income Portfolio — Moderate (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2E. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2E
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 36	0.71% *
*Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.71%	[1]
Net Assets	$ 1,722,000,000
Holdings Count | Holding	10
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,722
Total number of portfolio holdings	10
Portfolio turnover rate	3%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Retirement Income Portfolio — Moderate - Class R-3
Shareholder Report [Line Items]
Fund Name	American Funds® Retirement Income Portfolio — Moderate
Class Name	Class R-3
Trading Symbol	RKRPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Retirement Income Portfolio — Moderate (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 31	0.61% *
*Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.61%	[1]
Net Assets	$ 1,722,000,000
Holdings Count | Holding	10
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,722
Total number of portfolio holdings	10
Portfolio turnover rate	3%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Retirement Income Portfolio — Moderate - Class R-4
Shareholder Report [Line Items]
Fund Name	American Funds® Retirement Income Portfolio — Moderate
Class Name	Class R-4
Trading Symbol	RNRPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Retirement Income Portfolio — Moderate (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R4. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R4
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 18	0.35% *
*Annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[1]
Net Assets	$ 1,722,000,000
Holdings Count | Holding	10
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,722
Total number of portfolio holdings	10
Portfolio turnover rate	3%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Retirement Income Portfolio — Moderate - Class R-5E
Shareholder Report [Line Items]
Fund Name	American Funds® Retirement Income Portfolio — Moderate
Class Name	Class R-5E
Trading Symbol	RRPPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Retirement Income Portfolio — Moderate (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5E. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5E
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 9	0.17% *
*Annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.17%	[1]
Net Assets	$ 1,722,000,000
Holdings Count | Holding	10
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,722
Total number of portfolio holdings	10
Portfolio turnover rate	3%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Retirement Income Portfolio — Moderate - Class R-5
Shareholder Report [Line Items]
Fund Name	American Funds® Retirement Income Portfolio — Moderate
Class Name	Class R-5
Trading Symbol	RRRPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Retirement Income Portfolio — Moderate (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 4	0.07% *
*Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.07%	[1]
Net Assets	$ 1,722,000,000
Holdings Count | Holding	10
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,722
Total number of portfolio holdings	10
Portfolio turnover rate	3%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Retirement Income Portfolio — Moderate - Class R-6
Shareholder Report [Line Items]
Fund Name	American Funds® Retirement Income Portfolio — Moderate
Class Name	Class R-6
Trading Symbol	RURPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Retirement Income Portfolio — Moderate (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 2	0.03% *
*Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.03%	[1]
Net Assets	$ 1,722,000,000
Holdings Count | Holding	10
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,722
Total number of portfolio holdings	10
Portfolio turnover rate	3%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Retirement Income Portfolio — Enhanced - Class A
Shareholder Report [Line Items]
Fund Name	American Funds® Retirement Income Portfolio — Enhanced
Class Name	Class A
Trading Symbol	NDARX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Retirement Income Portfolio — Enhanced (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 17	0.34% *
*Annualized.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.34%	[1]
Net Assets	$ 2,256,000,000
Holdings Count | Holding	10
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 2,256
Total number of portfolio holdings	10
Portfolio turnover rate	2%

Holdings [Text Block]	Portfolio holdings by fund type (pe rcen t of net assets) *Less than 1%.
American Funds Retirement Income Portfolio — Enhanced - Class C
Shareholder Report [Line Items]
Fund Name	American Funds® Retirement Income Portfolio — Enhanced
Class Name	Class C
Trading Symbol	NDCRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Retirement Income Portfolio — Enhanced (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 53	1.04% *
*Annualized.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.04%	[1]
Net Assets	$ 2,256,000,000
Holdings Count | Holding	10
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 2,256
Total number of portfolio holdings	10
Portfolio turnover rate	2%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Retirement Income Portfolio — Enhanced - Class T
Shareholder Report [Line Items]
Fund Name	American Funds® Retirement Income Portfolio — Enhanced
Class Name	Class T
Trading Symbol	TAFEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Retirement Income Portfolio — Enhanced (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 2	0.04% *
*Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%	[1]
Net Assets	$ 2,256,000,000
Holdings Count | Holding	10
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 2,256
Total number of portfolio holdings	10
Portfolio turnover rate	2%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Retirement Income Portfolio — Enhanced - Class F-1
Shareholder Report [Line Items]
Fund Name	American Funds® Retirement Income Portfolio — Enhanced
Class Name	Class F-1
Trading Symbol	FCFWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Retirement Income Portfolio — Enhanced (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 20	0.39% *
*Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%	[1]
Net Assets	$ 2,256,000,000
Holdings Count | Holding	10
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 2,256
Total number of portfolio holdings	10
Portfolio turnover rate	2%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Retirement Income Portfolio — Enhanced - Class F-2
Shareholder Report [Line Items]
Fund Name	American Funds® Retirement Income Portfolio — Enhanced
Class Name	Class F-2
Trading Symbol	FGFWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Retirement Income Portfolio — Enhanced (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 6	0.12% *
*Annualized.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%	[1]
Net Assets	$ 2,256,000,000
Holdings Count | Holding	10
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 2,256
Total number of portfolio holdings	10
Portfolio turnover rate	2%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Retirement Income Portfolio — Enhanced - Class F-3
Shareholder Report [Line Items]
Fund Name	American Funds® Retirement Income Portfolio — Enhanced
Class Name	Class F-3
Trading Symbol	FIEWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Retirement Income Portfolio — Enhanced (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 2	0.03% *
*Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.03%	[1]
Net Assets	$ 2,256,000,000
Holdings Count | Holding	10
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 2,256
Total number of portfolio holdings	10
Portfolio turnover rate	2%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Retirement Income Portfolio — Enhanced - Class R-1
Shareholder Report [Line Items]
Fund Name	American Funds® Retirement Income Portfolio — Enhanced
Class Name	Class R-1
Trading Symbol	RCRPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Retirement Income Portfolio — Enhanced (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R1. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 49	0.96% *
*Annualized.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.96%	[1]
Net Assets	$ 2,256,000,000
Holdings Count | Holding	10
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 2,256
Total number of portfolio holdings	10
Portfolio turnover rate	2%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Retirement Income Portfolio — Enhanced - Class R-2
Shareholder Report [Line Items]
Fund Name	American Funds® Retirement Income Portfolio — Enhanced
Class Name	Class R-2
Trading Symbol	RFRPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Retirement Income Portfolio — Enhanced (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 48	0.93% *
*Annualized.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.93%	[1]
Net Assets	$ 2,256,000,000
Holdings Count | Holding	10
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 2,256
Total number of portfolio holdings	10
Portfolio turnover rate	2%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Retirement Income Portfolio — Enhanced - Class R-2E
Shareholder Report [Line Items]
Fund Name	American Funds® Retirement Income Portfolio — Enhanced
Class Name	Class R-2E
Trading Symbol	RIRPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Retirement Income Portfolio — Enhanced (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2E. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2E
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 42	0.81% *
*Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.81%	[1]
Net Assets	$ 2,256,000,000
Holdings Count | Holding	10
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 2,256
Total number of portfolio holdings	10
Portfolio turnover rate	2%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Retirement Income Portfolio — Enhanced - Class R-3
Shareholder Report [Line Items]
Fund Name	American Funds® Retirement Income Portfolio — Enhanced
Class Name	Class R-3
Trading Symbol	RLRPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Retirement Income Portfolio — Enhanced (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 31	0.60% *
*Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%	[1]
Net Assets	$ 2,256,000,000
Holdings Count | Holding	10
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 2,256
Total number of portfolio holdings	10
Portfolio turnover rate	2%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Retirement Income Portfolio — Enhanced - Class R-4
Shareholder Report [Line Items]
Fund Name	American Funds® Retirement Income Portfolio — Enhanced
Class Name	Class R-4
Trading Symbol	RPRPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Retirement Income Portfolio — Enhanced (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R4. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R4
Expenses [Text Block]
What were the fund costs for the last six
mont
hs?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 14	0.27% *
*Annualized.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.27%	[1]
Net Assets	$ 2,256,000,000
Holdings Count | Holding	10
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 2,256
Total number of portfolio holdings	10
Portfolio turnover rate	2%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Retirement Income Portfolio — Enhanced - Class R-5E
Shareholder Report [Line Items]
Fund Name	American Funds® Retirement Income Portfolio — Enhanced
Class Name	Class R-5E
Trading Symbol	RRQPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Retirement Income Portfolio — Enhanced (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5E. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5E
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 9	0.17% *
*Annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.17%	[1]
Net Assets	$ 2,256,000,000
Holdings Count | Holding	10
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 2,256
Total number of portfolio holdings	10
Portfolio turnover rate	2%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Retirement Income Portfolio — Enhanced - Class R-5
Shareholder Report [Line Items]
Fund Name	American Funds® Retirement Income Portfolio — Enhanced
Class Name	Class R-5
Trading Symbol	RXRPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Retirement Income Portfolio — Enhanced (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 3	0.05% *
*Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%	[1]
Net Assets	$ 2,256,000,000
Holdings Count | Holding	10
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 2,256
Total number of portfolio holdings	10
Portfolio turnover rate	2%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Retirement Income Portfolio — Enhanced - Class R-6
Shareholder Report [Line Items]
Fund Name	American Funds® Retirement Income Portfolio — Enhanced
Class Name	Class R-6
Trading Symbol	RVRPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Retirement Income Portfolio — Enhanced (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 2	0.03% *
*Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.03%	[1]
Net Assets	$ 2,256,000,000
Holdings Count | Holding	10
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 2,256
Total number of portfolio holdings	10
Portfolio turnover rate	2%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.

[1]	Annualized.